Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		30 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Loss)	$ (80,459)	$ (233,917)	$ (2,653,168)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation and amortization	0	0	2,306
Amortization of stock based compensation to consultant	18,750	171,500	2,027,693
Note issued for services	0	0	5,000
Amortization of debt discount	6,242	560	12,000
Loss on derivative warrant liability	0	0	20,250
Realized loss on trading securities	0	0	1,958
Change in assets and liabilities
Increase in accounts payable and accrued expenses	15,814	6,316	267,321
Net cash (used in) operating activities	(39,653)	(55,541)	(316,640)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Acquisition of oil and gas properties	0	0	15,436
Net cash provided by investing activities	0	0	15,436
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	0	12,000	182,500
Proceeds from advances payable	2,500	0	2,500
Proceeds from note payable	0	18,000	30,000
Proceeds from indebtedness to related party	0	23,983	142,801
Payments on indebtedness to related party	(129)	(7,750)	(60,342)
Net cash provided by financing activities	2,371	46,233	297,459
NET INCREASE IN CASH AND CASH EQUIVALENTS	(37,282)	(9,308)	(3,745)
CASH AND CASH EQUIVALENTS-BEGINNING OF PERIOD	37,289	16,285	3,752
CASH AND CASH EQUIVALENTS-END OF PERIOD	7	6,977	7
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	0	0	37
Taxes	0	0	0
NON CASH INVESTING AND FINANCING TRANSACTIONS
Common stock issued for oil and gas asset	0	0	47,750
Forgiveness of debt by related party	0	0	9,087
Discount on convertible note	$ 0	$ 0	$ 12,000